Goodwill and other intangibles - Impairment sensitivity (Details)	12 Months Ended
Dec. 31, 2024 R / oz $ / t
Marikana | Average 4E PGM basket price
Disclosure of reconciliation of changes in goodwill [line items]
Value of key assumption (in ZAR per ounce/USD per tonne)	26,380
Percentage of reasonably possible increase in unobservable input, assets	4.30%
Percentage of reasonably possible decrease in unobservable input, assets	4.30%
Keliber | Average lithium hydroxide price
Disclosure of reconciliation of changes in goodwill [line items]
Value of key assumption (in ZAR per ounce/USD per tonne) | $ / t	18,640
Percentage of reasonably possible increase in unobservable input, assets	0.10%
Percentage of reasonably possible decrease in unobservable input, assets	0.10%
Mimosa | Average 4E PGM basket price
Disclosure of reconciliation of changes in goodwill [line items]
Value of key assumption (in ZAR per ounce/USD per tonne)	25,433
Percentage of reasonably possible increase in unobservable input, assets	0.10%
Percentage of reasonably possible decrease in unobservable input, assets	0.10%
Stillwater Mining Company | Section 45X tax credit
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%
Percentage of reasonably possible decrease in unobservable input, assets	1.00%
Effect on recoverable amount due to 1% increase	12.00%
Effect on recoverable amount due to 1% decrease	12.00%